JPMorgan Limited Duration Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 38.1%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.26%, 12/18/2037 (a) (b)	52,125	51,951
American Credit Acceptance Receivables Trust Series 2023-1, Class A, 5.45%, 9/14/2026 (a)	152,652	152,608
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 7.09%, 12/25/2032 (b)	1,089,955	1,016,264
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	7,104,240	6,721,857
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	4,000,000	3,655,616
Apidos CLO (Cayman Islands) Series 2019-31A, Class A1R, 6.69%, 4/15/2031 (a) (b)	4,350,000	4,360,079
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (a)	37,256	37,040
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	1,015,000	1,017,982
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.60%, 10/20/2031 (a) (b)	3,094,123	3,096,577
Series 2019-1A, Class A1R, 6.62%, 7/15/2032 (a) (b)	6,415,000	6,429,825
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.09%, 1/25/2035 (b)	286,524	288,643
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 6.34%, 12/25/2033 (b)	392,475	370,454
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	1,008,112	968,452
BSPRT Issuer Ltd. (Cayman Islands) Series 2022-FL8, Class A, 6.82%, 2/15/2037 (a) (b)	4,844,062	4,831,220
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	1,060,819	997,472
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	6,986,388	6,727,822
Series 2024-1A, Class A, 6.20%, 5/15/2039 (a)	1,263,125	1,268,423
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	675,300	661,556
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.84%, 11/15/2037 (a) (b)	6,953,721	6,761,179
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	3,445,940	3,396,263
Carvana Auto Receivables Trust
Series 2020-P1, Class A4, 0.61%, 10/8/2026	1,072,411	1,051,602
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	3,813,924	3,830,396
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 6.29%, 1/25/2032 (b)	68,034	68,833
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,307,094	2,176,424
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	582,079	567,310
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,246,675	3,062,493
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 6.04%, 6/25/2033 (b)	189,266	185,859
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	14,789	14,571
CPS Auto Receivables Trust Series 2023-A, Class A, 5.54%, 3/16/2026 (a)	493,258	493,083
Credit Acceptance Auto Loan Trust Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,401,905
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	399,198	373,117
DLLST LLC Series 2022-1A, Class A3, 3.40%, 1/21/2025 (a)	675,293	673,846
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	134,487	134,013
Series 2023-1A, Class A, 5.48%, 4/15/2027 (a)	1,300,858	1,299,675
Elmwood CLO Ltd. (Cayman Islands) Series 2020-2A, Class AR, 6.74%, 10/20/2034 (a) (b)	7,500,000	7,513,095
Enterprise Fleet Financing LLC Series 2022-1, Class A2, 3.03%, 1/20/2028 (a)	1,411,367	1,395,407
Exeter Automobile Receivables Trust
Series 2024-3A, Class A2, 5.82%, 2/15/2027	3,050,000	3,049,644
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,520,960
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 6.49%, 4/25/2032 (b)	43,934	45,165
Series 2002-FF4, Class M1, 7.01%, 2/25/2033 (b)	578,174	470,348

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2003-FFH1, Class M2, 8.06%, 9/25/2033 (b)	226,749	199,438
Series 2004-FF8, Class M4, 7.05%, 10/25/2034 (b)	206,280	125,615
FirstKey Homes Trust Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,732,597	6,168,804
Foundation Finance Trust Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	2,359,370	2,346,430
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 6.68%, 11/16/2036 (a) (b)	5,024,263	5,000,132
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.56%, 10/15/2030 (a) (b)	1,165,055	1,166,251
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,890,429	1,705,678
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,368,782	1,219,253
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,181,373	1,046,576
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 5.61%, 9/15/2030 (b)	4,491	4,419
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	754,999	662,039
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032 (a)	283,066	277,601
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	1,566,994	1,517,709
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	652,596	620,865
LCM Ltd. (Cayman Islands) Series 29A, Class AR, 6.66%, 4/15/2031 (a) (b)	5,000,000	5,007,245
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	1,003,286	996,860
Series 2022-C, Class A, 6.56%, 2/15/2030 (a)	718,595	718,484
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (a)	3,000,000	2,966,732
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	1,297,465	1,300,606
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	682,994	675,484
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,759,293
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 6.51%, 10/16/2036 (a) (b)	3,057,660	3,039,916
Series 2022-FL8, Class A, 6.67%, 2/19/2037 (a) (b)	4,843,317	4,808,445
MVW LLC Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	2,262,701	2,247,436
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2020-37A, Class AR, 6.56%, 7/20/2031 (a) (b)	4,258,312	4,264,439
New Century Home Equity Loan Trust Series 2003-5, Class AII, 3.72%, 11/25/2033 (b)	171,920	140,287
OCP CLO Ltd. (Cayman Islands) Series 2015-9A, Class A1R2, 6.58%, 1/15/2033 (a) (b)	5,000,000	5,008,150
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,529,816
Oportun Issuance Trust Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	5,000,000	4,961,364
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,196,729
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-3A, Class A1, 6.39%, 7/20/2029 (a) (b)	1,167,746	1,168,622
Series 2021-4A, Class A1, 6.39%, 10/15/2029 (a) (b)	2,311,879	2,313,612
Series 2022-2A, Class A1, 6.60%, 10/15/2030 (a) (b)	3,319,824	3,322,235
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	1,363,340	1,331,720
Progress Residential
Series 2021-SFR1, Class A, 1.05%, 4/17/2038 (a)	3,010,165	2,772,103
Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	4,978,243	4,600,164
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (a)	8,907,854	8,406,219
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	5,038,016	4,853,369
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,466,301	4,054,445
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,392,478	3,244,608
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,500,000	5,010,166

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,930,000	7,190,150
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (c)	1,085,901	1,064,955
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	402,495
Santander Consumer Auto Receivables Trust Series 2021-AA, Class B, 0.71%, 8/17/2026 (a)	2,750,000	2,668,346
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	2,661,215	2,651,764
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	5,900,000	5,942,329
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036 (a)	274,002	272,889
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	405,008	390,390
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,709,618	2,279,777
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	537,717	526,158
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 6.14%, 4/25/2033 (b)	5,355	5,452
Symphony CLO Ltd. (Cayman Islands) Series 2016-18A, Class A1RR, 6.69%, 7/23/2033 (a) (b)	5,000,000	5,011,600
Tesla Auto Lease Trust Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	2,986,614
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	1,374,854	1,371,999
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,962,572	5,476,682
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,253,046	3,095,264
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 ‡ (a) (d)	1,650,000	1,592,775
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,340,266
Upstart Securitization Trust
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	1,361,987	1,357,874
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	1,285,619	1,286,550
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 ‡ (a)	879,444	864,256
VCAT LLC Series 2021-NPL1, Class A1, 5.29%, 12/26/2050 (a) (c)	397,694	394,677
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	2,625,284	2,625,879
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (c)	1,168,899	1,135,150
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (c)	695,887	681,138
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (c)	2,738,562	2,684,515
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (c)	2,332,326	2,301,603
VOLT XCIX LLC Series 2021-NPL8, Class A1, 5.12%, 4/25/2051 (a) (c)	797,306	785,815
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (c)	1,316,553	1,302,024
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (c)	1,604,922	1,583,044
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (c)	2,339,583	2,308,568
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	197,680	196,627
Westlake Automobile Receivables Trust
Series 2022-2A, Class A3, 3.75%, 4/15/2026 (a)	2,372,932	2,367,499
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	4,000,000	4,007,850
World Omni Auto Receivables Trust Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,870,089
Total Asset-Backed Securities (Cost $273,978,514)		266,921,451
Collateralized Mortgage Obligations — 28.5%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.26%, 6/25/2034 (c)	207	200
Series 2004-33, Class 3A3, 4.49%, 12/25/2034 (b)	101,644	92,901
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	84,371	70,072
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.48%, 5/25/2034 (b)	64,551	60,672
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 6.44%, 11/25/2034 (b)	98,217	36,873

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 6.17%, 12/25/2041 (a) (b)	2,891,983	2,888,387
Series 2022-R01, Class 1M1, 6.32%, 12/25/2041 (a) (b)	1,790,092	1,791,756
Series 2022-R06, Class 1M1, 8.07%, 5/25/2042 (a) (b)	2,549,360	2,628,538
Series 2022-R07, Class 1M1, 8.27%, 6/25/2042 (a) (b)	3,836,023	3,969,095
Series 2022-R08, Class 1M1, 7.87%, 7/25/2042 (a) (b)	1,491,200	1,535,597
Series 2024-R01, Class 1M1, 6.37%, 1/25/2044 (a) (b)	2,436,577	2,436,736
Series 2024-R02, Class 1M1, 6.42%, 2/25/2044 (a) (b)	1,952,626	1,955,871
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	227,020	215,780
Series 2005-5, Class 1A1, 5.00%, 5/25/2046	1,588	1,480
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 6.48%, 10/25/2033 (b)	131,209	125,870
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.41%, 2/25/2020 (b)	19,139	18,347
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,786,382	5,918,891
FHLMC STACR REMIC Trust Series 2021-DNA3, Class M1, 6.07%, 10/25/2033 (a) (b)	443,914	443,639
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	8,055	8,037
Series 3737, Class DG, 5.00%, 10/15/2030	50,736	50,341
Series 4120, Class KI, IO, 3.00%, 10/15/2032	626,643	34,626
Series 5000, Class CB, 1.25%, 1/25/2035	3,956,400	3,418,803
Series 3300, Class FA, 5.74%, 8/15/2035 (b)	96,694	95,398
Series 3085, Class VS, IF, 6.97%, 12/15/2035 (b)	91,348	96,926
Series 4867, Class WF, 5.84%, 4/15/2037 (b)	6,517,475	6,547,263
Series 4350, Class AF, 5.79%, 12/15/2037 (b)	1,751,886	1,689,631
Series 4350, Class FK, 5.79%, 6/15/2038 (b)	2,072,134	1,999,208
Series 4515, Class FA, 5.81%, 8/15/2038 (b)	1,003,842	996,907
Series 4350, Class KF, 5.79%, 1/15/2039 (b)	341,157	329,080
Series 4448, Class TF, 5.76%, 5/15/2040 (b)	1,908,748	1,866,917
Series 4480, Class FM, 5.79%, 6/15/2040 (b)	2,539,216	2,447,127
Series 4457, Class KF, 5.79%, 10/15/2040 (b)	3,320,618	3,244,863
Series 4363, Class FA, 5.81%, 9/15/2041 (b)	1,589,747	1,555,527
Series 4413, Class WF, 5.79%, 10/15/2041 (b)	1,452,018	1,401,239
Series 4559, Class AF, 5.94%, 3/15/2042 (b)	983,932	979,775
Series 4074, Class FE, 5.84%, 7/15/2042 (b)	1,243,537	1,219,784
Series 4150, Class F, 5.81%, 1/15/2043 (b)	3,355,760	3,257,535
Series 4161, Class YF, 5.81%, 2/15/2043 (b)	2,467,476	2,395,959
Series 4281, Class FB, 5.99%, 12/15/2043 (b)	1,717,588	1,684,741
Series 4606, Class FL, 5.94%, 12/15/2044 (b)	3,489,988	3,413,588
Series 4594, Class GN, 2.50%, 2/15/2045	1,665,453	1,488,035
Series 5072, Class QC, 1.00%, 10/25/2050	5,145,667	3,920,949
FHLMC, STRIPS
Series 343, Class F4, 5.79%, 10/15/2037 (b)	1,640,260	1,614,008
Series 328, Class S4, IF, IO, 0.07%, 2/15/2038 (b)	3,055,507	202,033
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	38,032	29,788
Series T-54, Class 4A, 4.22%, 2/25/2043 (b)	655,613	586,461
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.73%, 12/25/2034 (b)	74,479	68,724
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,354,871	1,176,548
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.33%, 2/25/2044 (b)	98,504	94,917

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.15%, 3/25/2041 (b)	339,910	321,362
Series 2001-T8, Class A1, 7.50%, 7/25/2041	113,076	113,261
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	639,631	596,112
Series 2004-17, Class BF, 5.79%, 1/25/2034 (b)	75,825	75,633
Series 2006-3, Class SB, IF, IO, 1.26%, 7/25/2035 (b)	55,535	483
Series 2006-16, Class HZ, 5.50%, 3/25/2036	99,881	100,853
Series 2006-124, Class FC, 5.79%, 1/25/2037 (b)	500,656	490,121
Series 2014-23, Class FA, 5.74%, 10/25/2039 (b)	7,574,107	7,558,206
Series 2012-38, Class PA, 2.00%, 9/25/2041	777,491	709,304
Series 2012-93, Class ME, 2.50%, 1/25/2042	964,526	879,878
Series 2012-13, Class FA, 6.02%, 2/25/2042 (b)	4,512,463	4,432,754
Series 2012-31, Class FB, 5.99%, 4/25/2042 (b)	3,775,599	3,704,617
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,469,247	1,313,850
Series 2012-119, Class FB, 5.79%, 11/25/2042 (b)	2,448,613	2,377,520
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,856,488	1,699,380
Series 2013-6, Class FL, 5.84%, 2/25/2043 (b)	605,008	589,232
Series 2014-49, Class AF, 5.76%, 8/25/2044 (b)	100,914	97,691
Series 2015-42, Class BF, 5.75%, 6/25/2045 (b)	2,241,534	2,200,434
Series 2016-25, Class LA, 3.00%, 7/25/2045	6,448,460	5,861,951
Series 2016-33, Class JA, 3.00%, 7/25/2045	2,203,660	2,008,013
Series 2015-91, Class AF, 5.81%, 12/25/2045 (b)	2,263,157	2,267,254
Series 2016-58, Class SA, IO, 0.10%, 8/25/2046 (b)	6,176,170	300,117
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,428,709	1,283,095
Series 2017-104, Class LA, 3.00%, 11/25/2047	995,746	879,574
Series 2019-38, Class PC, 3.00%, 2/25/2048	2,225,615	2,018,652
Series 2019-77, Class FP, 5.99%, 1/25/2050 (b)	9,157,117	8,959,377
Series 2014-66, Class WF, 5.79%, 10/25/2054 (b)	951,055	945,808
Series 2019-74, Class BF, 5.99%, 12/25/2059 (b)	4,318,572	4,226,420
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.12%, 10/25/2042 (b)	319,376	305,356
Series 2003-W15, Class 3A, 4.64%, 12/25/2042 (b)	354,088	329,677
Series 2003-W1, Class 2A, 5.27%, 12/25/2042 (b)	105,726	103,479
Series 2009-W1, Class A, 6.00%, 12/25/2049	109,420	110,586
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	1,633,345	1,608,806
Series 2010-166, Class GP, 3.00%, 4/20/2039	119,232	117,960
Series 2012-61, Class FM, 5.83%, 5/16/2042 (b)	3,303,578	3,263,321
Series 2012-H21, Class FA, 5.94%, 7/20/2062 (b)	647,523	646,333
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (b)	534,235	533,501
Series 2013-H16, Class FA, 5.98%, 7/20/2063 (b)	1,498,083	1,496,305
Series 2014-H07, Class FC, 6.04%, 5/20/2064 (b)	8,249,433	8,247,394
Series 2014-H11, Class JA, 5.94%, 6/20/2064 (b)	1,707,928	1,704,696
Series 2014-H17, Class FM, 5.92%, 8/20/2064 (b)	5,959,926	5,948,724
Series 2015-H03, Class FD, 6.08%, 1/20/2065 (b)	3,328,645	3,311,393
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (b)	4,871,456	4,862,683
Series 2015-H12, Class FJ, 5.87%, 5/20/2065 (b)	2,433,894	2,428,202
Series 2015-H14, Class FB, 5.87%, 5/20/2065 (b)	2,148,096	2,142,520

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2015-H12, Class FA, 5.92%, 5/20/2065 (b)	3,535,650	3,530,085
Series 2015-H15, Class FB, 6.04%, 6/20/2065 (b)	4,852,834	4,827,475
Series 2015-H19, Class FN, 5.88%, 7/20/2065 (b)	5,374,286	5,361,423
Series 2015-H23, Class TA, 5.91%, 9/20/2065 (b)	8,140,911	8,124,985
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	348,404	331,355
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	62,578	59,520
Impac CMB Trust
Series 2004-6, Class 1A2, 6.22%, 10/25/2034 (b)	26,428	25,725
Series 2005-5, Class A1, 6.08%, 8/25/2035 (b)	269,840	243,886
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.02%, 3/25/2037 (b)	192,848	139,396
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.31%, 10/25/2033 (b)	14,474	13,350
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.42%, 4/21/2034 (b)	50,824	47,813
Series 2004-13, Class 3A7B, 7.20%, 11/21/2034 (b)	161,344	148,984
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 5.84%, 2/25/2033 (b)	32,715	30,957
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 6.43%, 9/15/2030 (b)	8,821	8,268
Series 2002-TBC1, Class B2, 6.83%, 9/15/2030 (b)	3,569	2,850
Series 2001-TBC1, Class B1, 6.31%, 11/15/2031 (b)	49,678	45,337
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 6.10%, 9/25/2029 (b)	19,297	19,173
Series 2004-1, Class 2A3, 5.31%, 12/25/2034 (b)	56,961	51,159
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	515,815	479,743
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,661,538	1,553,322
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 6.22%, 3/25/2033 (b)	36,216	30,992
Series 2003-HYB1, Class B1, 6.22%, 3/25/2033 (b)	34,249	17,979
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.65%, 4/25/2034 (b)	524,225	507,451
Series 2004-5AR, Class 3A3, 5.77%, 7/25/2034 (b)	64,983	62,186
Series 2004-5AR, Class 3A5, 5.77%, 7/25/2034 (b)	366,209	353,949
Series 2004-11AR, Class 1A2A, 5.75%, 1/25/2035 (b)	161,515	147,653
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 6.28%, 8/15/2032 (b)	22,483	20,815
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 5.89%, 2/25/2035 (a) (b)	490,086	390,909
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 6.19%, 1/25/2048 (a) (b)	985,534	959,801
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	120,550	117,338
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.83%, 10/25/2032 (b)	164,104	159,414
PRPM LLC Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (c)	1,686,668	1,678,857
RFMSI Trust
Series 2005-SA2, Class 2A2, 5.97%, 6/25/2035 (b)	291,197	276,954
Series 2006-SA4, Class 2A1, 5.52%, 11/25/2036 (b)	135,607	110,946
Sequoia Mortgage Trust
Series 11, Class A, 6.33%, 12/20/2032 (b)	6,834	5,956
Series 2003-3, Class A2, 6.38%, 7/20/2033 (b)	40,421	35,558
Series 2004-11, Class A2, 6.35%, 12/20/2034 (b)	229,733	195,551
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 6.13%, 3/19/2034 (b)	24,033	21,868
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 6.18%, 7/19/2032 (b)	100,611	73,653

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 6.96%, 7/25/2033 (b)	235,699	222,341
Series 2003-40A, Class 4A, 7.75%, 1/25/2034 (b)	106,353	97,501
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 3.04%, 12/25/2044 (b)	1,209,338	1,024,214
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,745,288	2,506,715
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.75%, 6/25/2034 (b)	221,467	197,844
Series 2004-AR11, Class A, 5.96%, 10/25/2034 (b)	113,138	107,107
Total Collateralized Mortgage Obligations (Cost $207,190,363)		199,645,689
Commercial Mortgage-Backed Securities — 11.4%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035 (a) (b)	1,818,155	1,696,148
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A, 3.22%, 4/14/2033 (a)	3,500,000	3,381,350
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,338,416
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 5.96%, 8/25/2035 (a) (b)	343,354	330,465
Series 2005-2A, Class M1, 6.08%, 8/25/2035 (a) (b)	68,575	65,741
Series 2007-3, Class A2, 5.87%, 7/25/2037 (a) (b)	325,346	303,067
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000,000	942,630
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	603,959	579,348
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (b)	6,000,000	5,999,960
BX
Series 2021-MFM1, Class A, 6.13%, 1/15/2034 (a) (b)	3,065,047	3,049,792
Series 2024-PALM, Class A, 6.84%, 6/15/2037 (a) (b) (d)	5,000,000	4,987,417
BX Trust
Series 2021-BXMF, Class A, 6.07%, 10/15/2026 (a) (b)	7,507,721	7,432,680
Series 2021-LBA, Class AJV, 6.23%, 2/15/2036 (a) (b)	6,500,000	6,474,796
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.24%, 2/10/2037 (a) (b)	6,000,000	5,801,654
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (a) (b)	146,227	143,782
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 3.61%, 10/25/2047 (b)	938,194	928,533
Series Q013, Class APT1, 2.17%, 5/25/2050 (b)	2,643,721	2,585,221
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.56%, 10/15/2039 (a) (b)	3,000,000	2,996,249
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.09%, 3/15/2040 (a) (b)	2,000,000	1,988,861
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,222,672
ONE Mortgage Trust Series 2021-PARK, Class A, 6.13%, 3/15/2036 (a) (b)	7,000,000	6,816,250
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 6.69%, 5/15/2039 (a) (b)	5,000,000	5,004,665
SMR Mortgage Trust Series 2022-IND, Class A, 6.97%, 2/15/2039 (a) (b)	7,421,798	7,235,100
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (b)	2,300,000	2,279,875
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	36,602	34,333
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 6.58%, 2/15/2040 (a) (b)	2,158,874	2,150,104
Total Commercial Mortgage-Backed Securities (Cost $81,910,812)		79,769,109
Mortgage-Backed Securities — 10.1%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	665,030	639,559
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,745,812	4,369,855
Pool # RA2904, 3.00%, 6/1/2050	4,535,060	3,875,052

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA2970, 2.50%, 7/1/2050	5,232,484	4,256,265
Pool # SD1787, 5.00%, 10/1/2052	3,328,065	3,275,355
Pool # SD8277, 5.50%, 12/1/2052	4,468,886	4,406,178
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	52,038	51,570
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	769,116	716,451
Pool # MA1401, 3.00%, 4/1/2033	300,351	279,397
Pool # MA1490, 3.00%, 7/1/2033	998,697	927,025
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	138,687	141,605
Pool # AD0588, 5.00%, 12/1/2039	646,850	637,185
Pool # AD9721, 5.50%, 8/1/2040	166,781	165,406
Pool # BM3048, 4.00%, 10/1/2042	2,881,594	2,705,796
Pool # AS4592, 4.00%, 2/1/2045	4,953,334	4,600,800
Pool # BM5560, 4.00%, 1/1/2046	3,313,252	3,111,182
Pool # CA0411, 4.00%, 9/1/2047	3,269,044	3,069,420
Pool # CA2489, 4.50%, 10/1/2048	585,328	550,441
Pool # BP7345, 3.00%, 6/1/2050	6,031,012	5,137,949
Pool # BQ7436, 3.00%, 9/1/2051	4,108,982	3,466,341
Pool # BQ7454, 3.00%, 12/1/2051	5,616,634	4,738,174
Pool # FS2898, 4.50%, 9/1/2052	5,282,603	4,954,255
Pool # FS3051, 5.00%, 10/1/2052	3,342,282	3,289,346
Pool # CB4839, 5.50%, 10/1/2052	3,546,832	3,499,561
FNMA, Other Pool # BK7908, 4.00%, 11/1/2048	258,516	234,501
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	12,135	12,086
GNMA II, 30 Year Pool # CG5224, 3.50%, 8/20/2051	8,777,638	7,726,637
Total Mortgage-Backed Securities (Cost $80,907,462)		70,837,392
Corporate Bonds — 3.8%
Banks — 2.4%
BNP Paribas SA (France) (SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	6,470,000	6,033,506
Sumitomo Mitsui Financial Group, Inc. (Japan) 0.95%, 1/12/2026	2,900,000	2,701,482
Truist Financial Corp. 1.20%, 8/5/2025	4,000,000	3,800,001
UBS AG (Switzerland) 7.95%, 1/9/2025	4,000,000	4,050,556
		16,585,545
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	4,335,000	3,830,911
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co. 0.90%, 1/15/2026	1,780,000	1,653,257
Insurance — 0.7%
Protective Life Global Funding 1.17%, 7/15/2025 (a)	5,190,000	4,945,821
Total Corporate Bonds (Cost $28,667,267)		27,015,534

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 8.7%
Investment Companies — 8.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (f) (g) (Cost $60,731,842)	60,718,581	60,730,725
Total Investments — 100.6% (Cost $733,386,260)		704,919,900
Liabilities in Excess of Other Assets — (0.6)%		(4,052,921)
NET ASSETS — 100.0%		700,866,979

Percentages indicated are based on net assets.

Abbreviations
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$252,105,580	$14,815,871	$266,921,451
Collateralized Mortgage Obligations	—	199,645,689	—	199,645,689
Commercial Mortgage-Backed Securities	—	79,769,109	—	79,769,109
Corporate Bonds	—	27,015,534	—	27,015,534
Mortgage-Backed Securities	—	70,837,392	—	70,837,392
Short-Term Investments
Investment Companies	60,730,725	—	—	60,730,725
Total Investments in Securities	$60,730,725	$629,373,304	$14,815,871	$704,919,900
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$13,893,620	$—	$23,709	$3,460	$1,594,104	$(1,865,737)	$1,166,715	$—	$14,815,871

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $3,984.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$13,223,096	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (2.57%)
			Constant Default Rate	0.00% - 60.00% (3.92%)
			Yield (Discount Rate of Cash Flows)	5.87% - 8.78% (6.40%)

Asset-Backed Securities	13,223,096
Total	$13,223,096

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $1,592,775. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$71,408,011	$56,701,141	$67,358,317	$(14,861)	$(5,249)	$60,730,725	60,718,581	$815,869	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.